Related Party Transactions - Summary of Carrying amount in Joint Venture and Asoociated Companies (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Joint ventures where entity is venturer [member]
Disclosure of associates [line items]
Carrying amount	$ 907	$ 679
Share of net income	93	61
Associates [member]
Disclosure of associates [line items]
Carrying amount	820	782
Share of net income	$ 114	$ 124